united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Ultimus Fund Solutions, LLC

80 Arkay Drive, Hauppauge, NY 1178

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/21

Item 1. Reports to Stockholders.

Longboard Managed Futures Strategy Fund

Class A Shares (Symbol: WAVEX)

Class I Shares (Symbol: WAVIX)

Longboard Alternative Growth Fund

Class A Shares (Symbol: LONAX)

Class I Shares (Symbol: LONGX)

Semi-Annual Report

November 30, 2021

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Longboard Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2021

The Fund’s performance figures* for the periods ended November 30, 2021, as compared to its benchmarks:

					Annualized	Annualized
			Annualized	Annualized	Since Inception** -	Since Inception*** -
	Six Months	One Year	Three Year	Five Year	November 30, 2021	November 30, 2021
Longboard Managed Futures Strategy Fund - Class A	(5.74)%	9.26%	(0.34)%	(1.15)%	N/A	0.92%
Longboard Managed Futures Strategy Fund - Class A with load	(11.18)%	3.03%	(2.28)%	(2.31)%	N/A	0.24%
Longboard Managed Futures Strategy Fund - Class I	(5.63)%	9.56%	(0.04)%	(0.86)%	1.44%	N/A
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (a)	0.01%	0.05%	1.05%	1.15%	0.66%	0.71%
SG Trend Index (b)	(1.13)%	15.71%	8.35%	3.56%	2.81%	3.30%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on November 30, 2021, which may differ from what is presented in the financial highlights. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 3.24% for Class A and 2.99% for Class I shares per the October 1, 2021, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is June 27, 2012.

***	Inception date for Class A is March 22, 2013.

(a)	The ICE Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

(b)	The SG Trend Index is designed to track the 10 largest (by AUM) trend following CTAs and is equal-weighted and reconstituted annually. The index calculates the net daily rate of return for a pool of trend following based hedge fund managers.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class	% Net Assets
U.S. Treasury Bill	50.1%
Other Assets Less Liabilities +	49.9%
100.0%

+	Includes unrealized gain/loss on derivative contracts.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Portfolio’s holdings.

Longboard Alternative Growth Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2021

The Fund’s performance figures* for the periods ended November 30, 2021, as compared to its benchmarks:

					Annualized	Annualized
			Annualized	Annualized	Since Inception** -	Since Inception*** -
	Six Months	One Year	Three Year	Five Year	November 30, 2021	November 30, 2021
Longboard Alternative Growth Fund - Class A	2.22%	15.23%	17.04%	13.12%	N/A	10.00%
Longboard Alternative Growth Fund - Class A with load	(3.63)%	8.60%	14.76%	11.79%	N/A	8.92%
Longboard Alternative Growth Fund - Class I	2.35%	15.50%	17.40%	13.46%	9.45%	N/A
Morningstar Moderate Target Risk Index (a)	0.58%	10.46%	11.56%	9.75%	7.80%	9.93%
S&P 500 Total Return Index (b)	9.38%	27.92%	20.38%	17.90%	14.57%	16.56%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 2.24% for Class A and 1.99% for Class I shares per the October 1, 2021, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is March 19, 2015.

***	Inception date for Class A is December 9, 2015.

(a)	The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets. The Adviser has elected to change the benchmark for the Fund. Going forward, the Morningstar Moderate Target Risk TR USD Index will replace the S&P 500 Total Return Index as the Fund’s primary broad-based index. The S&P 500 Total Return Index will continue to be shown for a period.

(b)	The S&P 500 Total Return Index (S&P 500) is a domestic equity index consisting of 500 stocks representing approximately 75% of the total U.S. equity market focusing on the large-cap sector of the U.S. equities market. The index includes the 500 leading companies in leading industries of the U.S. economy.

The index returns are unmanaged and do not reflect the deduction of any fees or expenses.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class	% Net Assets
U.S. Treasury Bill	14.7%
Other Assets Less Liabilities +	85.3%
100.0%

+	Includes unrealized gain/loss on derivative contracts.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Portfolio’s holdings.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 50.1%
	U.S. TREASURY BILL — 50.1%
18,000,000	United States Treasury Bill(a) (Cost $17,998,672)	0.000	02/03/22	$17,998,720

	TOTAL INVESTMENTS - 50.1% (Cost $17,998,672)			$17,998,720
	OTHER ASSETS IN EXCESS OF LIABILITIES - 49.9%			17,905,969
	NET ASSETS - 100.0%			$35,904,689

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
2	Carbon Emissions Future(c)	12/19/2022	$170,483	$11,076
3	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	12/17/2021	516,855	(4,470)
11	CBOT Corn Future(c)	03/14/2022	312,125	(9,700)
2	CBOT Oats Future(c)	03/14/2022	71,400	(1,600)
6	CBOT Soybean Oil Future(c)	01/14/2022	198,756	(12,708)
13	CBOT Wheat Future(c)	03/14/2022	511,713	(22,750)
2	CME E-Mini NASDAQ 100 Index Future	12/17/2021	646,020	28,828
9	CME E-mini Russell 2000 Index Futures	12/17/2021	988,785	(17,380)
2	CME E-Mini Standard & Poor’s 500 Index Future	12/17/2021	456,625	10,695
3	CME E-Mini Standard & Poor’s MidCap 400 Index	12/17/2021	811,860	(15,865)
5	COMEX Copper Future(c)	03/29/2022	535,000	(19,063)
1	Eurex DAX Index Future	12/17/2021	426,124	(14,151)
15	Eurex EURO STOXX 50 Future	12/17/2021	688,361	(11,887)
1	Euronext Amsterdam Index Future	12/17/2021	174,950	(11,134)
7	Euronext CAC 40 Index Future	12/17/2021	529,167	(34,308)
22	Euronext Milling Wheat Future(c)	03/10/2022	353,495	18,328
5	Euronext Rapeseed Future(c)	01/31/2022	181,433	3,384
11	FTSE 100 Index Future	12/17/2021	1,030,279	1,943
3	FTSE/MIB Index Future	12/17/2021	435,641	3,407
2	ICE Brent Crude Oil Future(c)	12/30/2021	138,460	(14,560)
4	ICE Gas Oil Future(c)	01/12/2022	239,101	(25,098)
9	ICE US mini MSCI EAFE Index Futures	12/17/2021	1,005,975	(59,765)
3	ICE WTI Crude Oil Futures Contract(c)	12/17/2021	198,540	(37,200)
13	KCBT Hard Red Winter Wheat Future(c)	03/14/2022	534,462	(2,763)
6	LME Lead Future(c)	03/14/2022	341,138	(3,937)
3	LME Nickel Future(c)	03/14/2022	357,966	(4,680)
6	LME Primary Aluminum Future(c)	03/14/2022	393,975	(2,025)
4	LME Zinc Future(c)	03/14/2022	319,800	(1,400)
4	MDE Crude Palm Oil Future(c)	02/15/2022	110,934	(8,361)
3	Montreal Exchange S&P/TSX 60 Index Future	12/16/2021	582,788	9,709
2	NYBOT CSC C Coffee Future(c)	03/21/2022	174,225	22,350
13	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2022	270,816	(12,813)

See accompanying notes to consolidated financial statements.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
4	NYBOT CTN Number 2 Cotton Future(c)	03/09/2022	$212,820	$(16,745)
5	NYMEX Henry Hub Natural Gas Futures(c)	12/29/2021	228,350	(45,650)
3	NYMEX Light Sweet Crude Oil Future(c)	12/20/2021	198,540	(42,060)
2	NYMEX NY Harbor ULSD Futures(c)	12/31/2021	173,065	(18,514)
2	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	12/31/2021	162,968	(26,318)
34	OML Stockholm OMXS30 Index Future	12/17/2021	840,380	(47,609)
13	OSE Gold Future(c)	10/26/2022	746,030	(36,965)
15	Robusta Coffee Future 10-Tonne(c)	01/25/2022	339,000	16,350
4	SFE S&P ASX Share Price Index 200 Future	12/16/2021	512,714	3,334
33	SGX MSCI Singapore Index Future	12/30/2021	828,400	(46,327)
17	SGX Nifty 50 Index Futures	12/30/2021	580,159	(17,764)
6	TSE TOPIX (Tokyo Price Index) Future	12/09/2021	1,001,894	(84,651)
12	WCE Canola Future(c)	03/14/2022	179,607	(4,041)
15	White Sugar Future(c)	02/11/2022	364,200	(18,750)
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$(623,608)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Unrealized Appreciation (Depreciation)
5	3 Month Euro Euribor Future	12/19/2022	$1,412,347	$(1,824)
56	90 Day Sterling Future	12/21/2022	9,147,558	45,187
4	CBOE Volatility Index Future(c)	12/22/2021	102,746	(18,346)
110	CBOT 2 Year US Treasury Note Future	03/31/2022	24,060,740	(8,552)
54	CBOT 5 Year US Treasury Note	03/31/2022	6,555,492	(20,648)
9	HKG Hang Seng China Enterprises Index Future	12/30/2021	484,238	23,428
9	Long Gilt Future	03/29/2022	1,503,617	(3,960)
18	Montreal Exchange 10 Year Canadian Bond Future	03/22/2022	1,980,730	(34,314)
60	Montreal Exchange 3 Month Canadian Bank Acceptance	03/14/2022	11,596,117	(16,554)
2	NYMEX Palladium Future(c)	03/29/2022	341,100	31,500
13	SFE 10 Year Australian Bond Future	12/15/2021	1,284,851	(26,041)
85	SFE 3 Year Australian Bond Future	12/15/2021	6,906,670	1,013
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$(29,111)

	NET UNREALIZED DEPRECIATION FROM OPEN FUTURES CONTRACTS			$(652,719)

(a)	Zero coupon bond.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

LONGBOARD MANAGED FUTURES STRATEGY
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Brazilian Real	12/15/2021	Jefferies	4,700,000	$829,711	$(56,620)
British Pound	12/15/2021	Jefferies	937,500	1,240,765	(55,676)
Czech Koruna	12/15/2021	Jefferies	36,597,600	1,619,298	(80,702)
Mexican Peso	12/15/2021	Jefferies	35,500,000	1,647,226	(115,085)
Russian Ruble	12/15/2021	Jefferies	127,500,000	1,707,957	(3,866)
South African Rand	12/15/2021	Jefferies	11,444,960	712,843	(87,157)
				$7,757,800	$(399,106)

To Sell:
Brazilian Real	12/15/2021	Jefferies	4,700,000	$829,711	$13,112
British Pound	12/15/2021	Jefferies	937,500	1,240,765	44,276
Czech Koruna	12/15/2021	Jefferies	37,316,700	1,651,115	48,885
Euro	12/15/2021	Jefferies	2,375,000	2,674,968	74,117
Japanese Yen	12/15/2021	Jefferies	137,500,000	1,211,368	40,715
Mexican Peso	12/15/2021	Jefferies	35,500,000	1,647,226	47,002
Polish Zloty	12/15/2021	Jefferies	8,000,000	1,932,384	76,077
South African Rand	12/15/2021	Jefferies	12,333,200	768,167	31,833
Swedish Krona	12/15/2021	Jefferies	17,141,040	1,890,170	9,830
				$13,845,874	$385,847

Total					$(13,259)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Australian Dollar	British Pound	12/15/2021	Jefferies	2,285,500	1,250,000	1,620,875	(1,654,353)	$(33,478)
Australian Dollar	Japanese Yen	12/15/2021	Jefferies	1,800,000	154,135,800	1,276,559	(1,357,929)	(81,370)
British Pound	Australian Dollar	12/15/2021	Jefferies	1,250,000	2,342,888	1,654,353	(1,661,575)	(7,222)
British Pound	Euro	12/15/2021	Jefferies	2,343,729	2,750,000	3,101,884	(3,097,332)	4,552
British Pound	Japanese Yen	12/15/2021	Jefferies	1,500,000	227,653,500	1,985,224	(2,005,616)	(20,392)
Canadian Dollar	Australian Dollar	12/15/2021	Jefferies	2,937,696	3,200,000	2,290,537	(2,269,438)	21,099
Canadian Dollar	Japanese Yen	12/15/2021	Jefferies	1,000,000	86,520,000	779,705	(762,237)	17,468
Euro	Japanese Yen	12/15/2021	Jefferies	1,000,000	130,068,000	1,126,302	(1,145,893)	(19,591)
Japanese Yen	Australian Dollar	12/15/2021	Jefferies	145,817,999	1,800,000	1,284,650	(1,276,559)	8,091
Japanese Yen	Euro	12/15/2021	Jefferies	127,959,000	1,000,000	1,127,313	(1,126,302)	1,011
Swiss Franc	Japanese Yen	12/15/2021	Jefferies	2,000,000	239,649,999	2,162,639	(2,111,305)	51,334
Total				289,893,924	850,370,187	$18,410,041	$18,468,539	$(58,498)

NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS								$(71,757)

See accompanying notes to consolidated financial statements.

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 14.7%
	U.S. TREASURY BILL — 14.7%
15,000,000	United States Treasury Bill(a)+ (Cost $14,998,958)	0.00	01/20/22	$14,999,109

	TOTAL INVESTMENTS – 14.7% (Cost $14,998,958)			$14,999,109
	OTHER ASSETS IN EXCESS OF LIABILITIES- 85.3%(b)			86,897,162
	NET ASSETS - 100.0%			$101,896,271

(a)	Zero coupon bond.

(b)	Includes unrealized appreciation on swap contract.

+	All of this investment is held as collateral for swaps.

SWAP CONTRACTS

Notional Value at November 30, 2021	Description	Counterparty	Fixed Rate Received	Variable Rate Paid	Maturity Date	Unrealized Appreciation
$28,676,174	Longboard USD Total Return Swap A	Scotiabank	Total Return of the Underlying Basket	1m Libor + 40 bps on Longs Notional; 1m Libor - (35- 75bps) for General Collateral Shorts Notional	3/24/2023	$326,413

40,730,746	Longboard USD Total Return Swap B	Scotiabank	Total Return of the Underlying Basket	1m Libor + 40 bps on Longs Notional; 1m Libor - (35- 75bps) for General Collateral Shorts Notional	3/24/2022	10,399,976
	Total Net Unrealized Appreciation on Financial Index Swap Contract					$10,726,389

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *

The following table represents the top 50 individual positions and related values within the total return basket swap as of November 30, 2021.

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

REFERENCE

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Common Stock
Apparel & Textile Products
Nike Inc-Class B	694	117,453	$(4,457)

See accompanying notes to consolidated financial statements.

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Automotive
Standard Motor Products, Inc.	2,087	104,433	$(6,989)

Banking
Cambridge Bancorp.	1,325	117,634	(5,954)
Community Financial Corporation	2,951	109,010	(7,328)
Farmers National Banc Corporation	7,476	131,503	(8,312)
First Business Financial Series	3,751	107,316	(5,850)
Flushing Financial Corporation	4,474	105,676	(4,628)
Great Souther Bancorp.	2,105	117,101	(8,718)
Home Bancorp, Inc.	2,692	108,864	3,057
LCNB Corporation	6,837	130,929	(3,637)
Level One Bancorp, Inc.	3,704	140,345	26,569
Mid Penn Bancorp, Inc.	3,702	116,465	3,007
Parke Bancorp, Inc.	5,248	107,584	(6,673)
QCR Holdings, Inc.	2,055	110,847	1,036
Santander Consumer USA Holdings	3,940	164,495	645
			(16,786)
Biotech & Pharma
Merck & Co. Inc.	1,393	104,350	(11,091)
Pfizer, Inc.	2,199	118,152	7,102
			(3,989)
Chemicals
Kraton Performance Polymers	2,927	134,818	556

Electric Utilities
Clearway Energy, Inc.	2,848	106,287	3,786
Clearway Energy, Inc. - Class A	3,137	108,321	3,458
Exelon Corporation	2,333	123,019	13,630
Idacorp.	997	104,306	(3,715)
Otter Tail	1,763	115,283	20,987
Southern Corporation	1,735	106,009	(8,161)
			29, 985

Food
Ingredion	1,304	121,442	(4,884)

Gas & Water Utilities
American States Water	1,227	115,559	3,118
SJW Group	1,584	106,682	(9,094)
			(5,976)
Machinery
Gorman-Rupp Company	2,541	109,847	8,961

Oil & Gas Producers
Chevron Corporation	958	108,129	1,469

See accompanying notes to consolidated financial statements.

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Publishing & Broadcasting
Liberty Media Corporation - Class A	2,045	117,812	$21,525
Liberty Media Corporation - Class C	2,604	127,414	(4,397)
			17,128
Real Estate Investment Trusts
Avalonbay Communities, Inc.	454	108,447	11,621
Coresite Realty Corporation	663	113,406	27,340
CTO Realty Growth, Inc.	2,117	116,266	(4,036)
Equity Lifestyle Properties	1,347	109,511	8,212
Federal Realty Investment Trust	913	111,998	(9,265)
Healthcare Trust of America	3,080	104,597	7,756
Ps Business Parks, Inc.	650	113,880	(545)
Simon Property Group, Inc.	696	106,377	(9,509)
			31,574
Retail - Consumer Staples
Costco Wholesale Corporation	255	137,542	39,741

Software
Adobe Systems, Inc.	163	109,186	(1,135)
Ansys, Inc.	274	107,266	(5,281)
Synopsys, Inc.	355	121,055	17,115
			10,699
Specialty Finance
Ready Capital Corporation	9,223	141,665	(2,014)

Technology Hardware
Ciena Corporation	1,893	114,015	(2,332)

Technology Services
Caci International	455	118,041	(13,423)
Cognizant Tech Solutions - Class A	1,668	130,071	(6,832)
Exlservice Holdings, Inc.	988	128,312	23,339
Verisk Analytics, Inc.	600	134,922	9,924
			13,008
Telecommunications
Wabtec Corporation	1,189	105,548	(5,156)

See accompanying notes to consolidated financial statements.

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *

The following table represents the top 50 individual positions and related values within the total return basket swap as of November 30, 2021.

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Common Stock (Continued)
Aerospace & Defense
Northrop Grumman Corporation	259	90,339	$(6,570)

Asset Management
Associated Banc-Corporation	4,034	88,345	(3,270)
Triumph Bancorp, Inc.	706	89,909	57,731
			54,461
Beverages
Brown-Forman Corporation	1,362	95,830	(4,631)
Monster Beverage Corporation	1,120	93,834	880
			(3,751)
Chemicals
Avery Dennison Corporation	511	104,791	15,679

Electric Utilities
NextEra Energy, Inc.	1,353	117,413	17,722

Electrical Equipment
Atkore International Group, Inc.	848	90,312	53,123
Keysight Technologies	495	96,268	41,147
Lennox International	298	92,088	6,371
Otis Worldwide Corporation	1,557	125,183	27,547
			128,188
Engineering & Construction
Quanta Services, Inc.	819	93,186	50,799

Health Care Facilities & Services
Anthem, Inc.	269	109,276	27,162
IQVIA Holdings, Inc.	352	91,214	30,471
Medpace Holdings, Inc.	445	92,297	41,287
			98,920
Home Construction
Masco Corporation	1,881	123,958	23,299

Institutional Financial Services
Intercontinental Exchange, Inc.	789	103,138	24,462
Nasdaq, Inc.	638	129,661	44,509
			68,971

See accompanying notes to consolidated financial statements.

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *

The following table represents the top 50 individual positions and related values within the total return basket swap as of November 30, 2021.

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Insurance
Berkshire Hathaway, Inc.	470	130,044	$15,017
Brown & Brown, Inc.	2,775	178,738	50,214
HCI Group, Inc.	894	98,698	50,043
Marsh & McLennan Companies, Inc.	1,234	202,401	61,443
			176,717
Medical Equipment & Devices
Bio-Rad Laboratories, Inc.	129	97,163	28,580
West Pharmaceutical Services, Inc.	300	132,798	58,382
			86,962
Metals & Mining
Encore Wire Corporation	707	99,305	54,364

Real Estate Investment Trusts
Alexandria Real Estate Equities, Inc.	500	100,035	17,946
American Homes 4 Rent	2,374	95,174	24,552
Duke Realty Corporation	2,446	142,675	47,046
EastGroup Properties, Inc.	561	114,276	37,641
Mid American Apartments	427	88,069	27,183
Terreno Realty Corporation	1,731	131,816	31,940
			186,308
Retail - Discretionary
Dick’s Sporting Goods, Inc.	880	103,453	60,652

Semiconductors
Ambarella, Inc.	506	90,837	51,506
Analog Devices, Inc.	688	124,012	37,456
Lam Research Corporation	138	93,819	42,478
Nvidia Corporation	278	90,839	58,498
Synaptics, Inc.	319	90,035	62,148
			252,086
Software
Cadence Design Systems, Inc.	632	112,155	36,055
Intuit, Inc.	154	100,454	49,808
Microsoft Corporation	377	124,632	45,283
Tyler Technologies, Inc.	184	95,492	17,239
			148,385
Technology Hardware
Fabrinet	857	94,750	36,400

See accompanying notes to consolidated financial statements.

LONGBOARD ALTERNATIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2021

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *

The following table represents the top 50 individual positions and related values within the total return basket swap as of November 30, 2021.

*	This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized
			Appreciation
DESCRIPTION	Shares	Notional (a)	(Depreciation)
Technology Services
Accenture plc	291	104,003	$35,767
EVERTEC, Inc.	2,455	103,085	9,332
Moody’s Corporation	333	130,083	36,511
Perficient, Inc.	778	106,609	64,059
			145,669
Transportation & Logistics
CH Robinson Worldwide	966	91,857	240
Kansas City Southern	310	90,164	34,838
Transcat, Inc.	1,082	96,266	59,239
			94,317
Transportation Equipment
Shyft Group, Inc.	1,880	91,387	46,663

(a)	Notional value represents the market value (including any fees or commissions) of the positions.

See accompanying notes to consolidated financial statements.

The Longboard Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

November 30, 2021

	Longboard Managed	Longboard
	Futures Strategy	Alternative
	Fund *	Growth Fund
ASSETS
Investment in securities at cost	$17,998,672	$14,998,958
Investment in securities at fair value	$17,998,720	$14,999,109
Cash	7,756,126	76,245,274
Cash Deposits with Broker	11,033,929	20,155
Receivable for Fund shares sold	668	78,037
Net unrealized appreciation on swap contracts	—	10,726,389
TOTAL ASSETS	36,789,443	102,068,964

LIABILITIES
Unrealized depreciation on forward foreign currency exchange contracts	71,757	—
Unrealized depreciation on open futures contracts	652,719	—
Investment advisory fees payable	92,762	164,684
Payable for Fund shares redeemed	67,177	7,628
Distribution (12b-1) fees payable	339	381
	884,754	172,693
NET ASSETS	$35,904,689	$101,896,271

Net Assets Consist Of:
Paid in capital	92,496,997	100,004,074
Accumulated earnings/(deficit)	(56,592,308)	1,892,197
NET ASSETS	$35,904,689	$101,896,271

Net Asset Value Per Share:
Class A Shares:
Net Assets	$739,114	$2,226,019
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	77,553	142,128
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.53	$15.66
Maximum offering price per share (maximum sales charge of 5.75%)	$10.11	$16.62

Class I Shares:
Net Assets	$35,165,575	$99,670,252
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,619,669	6,366,747
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.72	$15.65

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

The Longboard Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended November 30, 2021

	Longboard Managed	Longboard
	Futures Strategy	Alternative Growth
	Fund *	Fund
INVESTMENT INCOME
Interest	$2,573	$4,392
TOTAL INVESTMENT INCOME	2,573	4,392

EXPENSES
Investment advisory fees	593,774	862,196
Distribution (12b-1) fees: Class A	1,056	2,230
TOTAL EXPENSES	594,830	864,426

NET INVESTMENT LOSS	(592,257)	(860,034)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Future contracts	1,196,494	—
Forward foreign currency exchange contracts	(720,649)	—
Translation of foreign currencies	360,144	—
Swap Contracts	—	371,959
	835,989	371,959
Net change in unrealized appreciation (depreciation) on:
Investments	138	(469)
Future contracts	(1,681,008)	—
Forward foreign currency exchange contracts	(647,786)	—
Translation of foreign currencies	(169,541)	—
Swap Contracts	—	2,105,871
	(2,498,197)	2,105,402
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,662,208)	2,477,361

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,254,465)	$1,617,327

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2021	Year Ended
	(Unaudited)	May 31, 2021
FROM OPERATIONS
Net investment loss	$(592,257)	$(1,504,716)
Net realized gain from investments, futures contracts, and forward foreign currency exchange contracts	835,989	2,132,668
Net change in unrealized appreciation (depreciation) of investments, futures contracts, forward foreign currency exchange contracts and translation of assets and liabilities in foreign currencies	(2,498,197)	2,951,374
Net increase (decrease) in net assets resulting from operations	(2,254,465)	3,579,326

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(30,571)
Class I	—	(1,282,795)
Net decrease in net assets from distributions to shareholders	—	(1,313,366)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	3,631	10,043
Class I	1,303,385	3,346,937
Net asset value of shares issued in reinvestment of distributions
Class A	—	29,649
Class I	—	1,193,391
Payments for shares redeemed
Class A	(131,600)	(975,971)
Class I	(5,599,515)	(39,111,685)
Net decrease in net assets from shares of beneficial interest	(4,424,099)	(35,507,636)

TOTAL DECREASE IN NET ASSETS	(6,678,564)	(33,241,676)

NET ASSETS
Beginning of Period	42,583,253	75,824,929
End of Period	$35,904,689	$42,583,253

SHARE ACTIVITY
CLASS A:
Shares Sold	360	1,068
Shares Reinvested	—	3,350
Shares Redeemed	(13,365)	(106,379)
Net decrease in shares of beneficial interest outstanding	(13,005)	(101,961)

CLASS I:
Shares Sold	130,444	358,253
Shares Reinvested	—	132,599
Shares Redeemed	(559,136)	(4,218,489)
Net decrease in shares of beneficial interest outstanding	(428,692)	(3,727,637)

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2021	Year Ended
	(Unaudited)	May 31, 2021
FROM OPERATIONS
Net investment loss	$(860,034)	$(762,812)
Net realized gain from investments and swap contracts	371,959	1,652,926
Net change in unrealized appreciation of investments and swap contracts	2,105,402	7,740,647
Net increase in net assets resulting from operations	1,617,327	8,630,761

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	553,154	701,324
Class I	24,514,998	59,020,020
Payments for shares redeemed:
Class A	(28,614)	(469,375)
Class I	(2,270,340)	(4,306,658)
Net increase in net assets from shares of beneficial interest	22,769,198	54,945,311
TOTAL INCREASE IN NET ASSETS	24,386,525	63,576,072

NET ASSETS
Beginning of Period	77,509,746	13,933,674
End of Period	$101,896,271	$77,509,746

SHARE ACTIVITY
CLASS A:
Shares sold	34,443	47,987
Shares redeemed	(1,867)	(36,093)
Net increase in shares of beneficial interest outstanding	32,576	11,894

SHARE ACTIVITY - CLASS I
CLASS I:
Shares sold	1,553,215	4,199,377
Shares redeemed	(145,774)	(315,790)
Net increase in shares of beneficial interest outstanding	1,407,441	3,883,587

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the		For the	For the
	November 30, 2021		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class A	(Unaudited)		May 31, 2021	May 31, 2020	May 31, 2019		May 31, 2018	May 31, 2017
Net asset value, beginning of period	$10.11		$9.33	$9.19	$10.59		$10.64	$9.95
Activity from investment operations:
Net investment loss (1)	(0.16)		(0.29)	(0.20)	(0.19)		(0.31)	(0.33)
Net realized and unrealized gain (loss) on investments	(0.42)		1.28	0.34	(1. 21)		0.26	1.02
Total from investment operations	(0.58)		0.99	0.14	(1.40)		(0.05)	0.69
Less distributions from:
Net investment income	—		(0.21)	—	—		—	—
Net realized gains	—		—	—	(0.00	) (2)	—	—
Total distributions	—		(0.21)	—	(0. 00	) (2)	—	—
Net asset value, end of period	$9.53		$10.11	$9.33	$9.19		$10.59	$10.64
Total return (3)	(5.74	)% (6)	10.94%	1.52%	(13.19)%		(0.47)%	6.93%
Net assets, at end of period (000s)	$739		$739	$1,796	$4,304		$46,599	$72,657
Ratio of total expenses to average net assets	3.24	% (5)	3.24%	3.24%	3.19%		3.12%	3.12%
Ratio of net investment loss to average net assets	(3.23	)% (5)	(3.20)%	(2.10)%	(1.87)%		(2.78)%	(3.12)%
Portfolio turnover rate (4)	0	% (6)	0%	0%	0%		0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amounts represents less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the		For the	For the
	November 30, 2021		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
Class I	(Unaudited)		May 31, 2021	May 31, 2020	May 31, 2019		May 31, 2018	May 31, 2017
Net asset value, beginning of period	$10.29		$9.52	$9.35	$10.74		$10.77	$10.04
Activity from investment operations:
Net investment loss (1)	(0.15)		(0.28)	(0.18)	(0.16)		(0.28)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.42)		1.31	0.35	(1.23)		0.25	1.04
Total from investment operations	(0.57)		1.03	0.17	(1. 39)		(0. 03)	0.73
Less distributions from:
Net investment income	—		(0. 26)	—	—		—	—
Net realized gains	—		—	—	(0.00	) (2)	—	—
Total distributions	—		(0.26)	—	(0.00	) (2)	—	—
Net asset value, end of period	$9.72		$10.29	$9.52	$9.35		$10.74	$10.77
Total return (3)	(5.54	)% (6)	11.23%	1.82%	(12.91)%		(0.28)%	7.27%
Net assets, at end of period (000s)	$35,166		$41,668	$74,029	$149,314		$352,647	$404,830
Ratio of total expenses to average net assets	2.99	% (5)	2.99%	2.99%	2.94%		2.88%	2.87%
Ratio of net investment loss to average net assets	(2.98	)% (5)	(2.95)%	(1.86)%	(1.59)%		(2.52)%	(2.87)%
Portfolio turnover rate (4)	0	% (6)	0%	0%	0%		0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amounts represents less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	November 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018 (3)	May 31, 2017 (3)
Net asset value, beginning of period	$15.32		$11.92	$10.18	$11.07	$35.84	$37.76
Activity from investment operations:
Net investment loss (1)	(0.18)		(0.30)	(0.15)	(0.10)	(0.48)	(1.32)
Net realized and unrealized gain (loss) on investments	0.52		3.70	1.89	(0.50)	4.83	7.00
Total from investment operations	0.34		3.40	1.74	(0.60)	4.35	5.68
Less distributions from:
Net investment income	—		—	—	(0.29)	(29.12)	(7.60)
Total distributions	—		—	—	(0.29)	(29.12)	(7.60)
Net asset value, end of period	$15.66		$15.32	$11.92	$10.18	$11.07	$35.84
Total return (2)	2.22	% (6)	28.52%	17.09%	(5.39)%	10.86%	17.22%
Net assets, at end of period (000s)	$2,226		$1,678	$1,164	$905	$467	$602
Ratio of total expenses to average net assets	2.24	% (5)	2.24%	2.24%	2.24%	2.60%	3.58%
Ratio of net investment loss to average net assets (4)	(2.23	)% (5)	(2.21)%	(1.33)%	(0.96)%	(2.60)%	(3.58)%
Portfolio turnover rate	0	% (6)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Effective February 23, 2018, the Fund had a one-for-four reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-for-four stock split.

(4)	Expense ratios do not include certain expenses of the swap in which the fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Alternative Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	November 30, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018 (3)	May 31, 2017 (3)
Net asset value, beginning of period	$15.29		$11.87	$10.11	$10.96	$35.80	$37.64
Activity from investment operations:
Net investment loss (1)	(0.15)		(0.28)	(0.12)	(0.09)	(0.44)	(1.21)
Net realized and unrealized gain (loss) on investments	0.51		3.70	1.88	(0.46)	4.80	7.07
Total from investment operations	0.36		3.42	1.76	(0.55)	4.36	5.86
Less distributions from:
Net investment income	—		—	—	(0.30)	(29.20)	(7.70)
Total distributions	—		—	—	(0.30)	(29.20)	(7.70)
Net asset value, end of period	$15.65		$15.29	$11.87	$10.11	$10.96	$35.80
Total return (2)	2.35	% (6)	28.81%	17.41%	(4.91)%	11.04%	17.82%
Net assets, at end of period (000s)	$99,670		$75,832	$12,769	$10,025	$10,363	$12,148
Ratio of total expenses to average net assets (4)	1.99	% (5)	1.99%	1.99%	1.99%	2.36%	3.33%
Ratio of net investment loss to average net assets	(1.98	)% (5)	(1.97)%	(1.07)%	(0.81)%	(2.36)%	(3.33)%
Portfolio turnover rate	0	% (6)	0%	0%	0%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Effective February 23, 2018, the Fund had a one-for-four reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-for-four stock split.

(4)	Expense ratios do not include certain expenses of the swap in which the fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
November 30, 2021

1.	ORGANIZATION

The Longboard Managed Futures Strategy Fund (“LMFSF”) and Longboard Alternative Growth Fund (“LAGF”), (each a “Fund” and collectively “the Funds”) are a diversified and a non-diversified series, respectively, of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. LMFSF’s investment objective is to seek positive absolute returns. LAGF’s investment objective is to seek long-term capital appreciation. LMFSF Fund commenced operations on June 27, 2012 and LAGF commenced operations on March 20, 2015.

The Funds currently offer Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. LAGF launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of each respective Fund and classes in each Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares in each respective Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked- to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from forward foreign currency exchange contracts in the Consolidated Statements of Operations.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

Futures Contracts – The Funds that trade futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments outstanding as of November 30, 2021 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Swap Agreements – LAGF invests in swaps which are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2021 for each Funds’ assets and liabilities measured at fair value on a recurring basis:

Longboard Managed Futures Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$17,998,720	$—	$17,998,720
Total	$—	$17,998,720	$—	$17,998,720

Liabilities *	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$71,757	$—	$71,757
Open Future Contracts	652,719	—	—	652,719
Total	$652,719	$71,757	$—	$724,476

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

Longboard Alternative Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bill	$—	$14,999,109	$—	$14,999,109
Swap Contracts	—	10,726,389	—	10,726,389
Total	$—	$25,725,498	$—	$25,725,498

The Funds’ did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Offsetting of Financial Assets and Derivative Assets

The following tables present LMFSF and LAGF derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2021.

LMFSF

				Gross Amounts Not Offset in the
				Consolidated Statements of Assets &
Liabilities:				Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Consolidated	the Consolidated
	Recognized	Statements of Assets	Statements of Assets	Financial	Cash Collateral
	Liabilities	& Liabilities	& Liabilities	Instruments	Pledged		Net Amount
Future Contracts *	$(883,252)	$230,533	$(652,719)	$—	$652,719	(1)	$—
Forward Foreign Currency Contracts **	(561,159)	489,402	(71,757)	—	71,757	(1)	—
Total	$(1,444,411)	$719,935	$(724,476)	$—	$724,476		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statements of Assets and Liabilities as Cash Deposits with Broker.

*	Counterparty for the Future Contracts is Rosenthal Collins Group.

**	Counterparty for the Forward Foreign Currency Contracts is Jefferies Financial Services, Inc.

LAGF

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statements of Assets	the Statements of	Financial	Cash Collateral
	Recognized Assets	& Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swaps Contracts	$10,726,389	$—	$10,726,389	$—	$—	(1)	$—
Total	$10,726,389	$—	$10,726,389	$—	$—		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Consolidated Statements of Assets and Liabilities as Cash Deposits with Broker. Refer to Portfolio of Investments for Treasuries denoted as held as collateral for swaps.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Consolidated Financial Statements of LMFSF include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. LMFSF consolidates the results of subsidiaries in which LMFSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, LMFSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as LMFSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

LMFSF may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the LMFSF’s investment objectives and policies.

A summary of the LMFSF’s investments in the LFL is as follows:

	Inception Date of	LFL Net Assets at	% Of Net Assets at
	LFL	November 30, 2021	November 30, 2021
LFL	8/15/2012	$7,025,082	19.57%

For tax purposes, LFL is an exempted Cayman investment company. LFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, LFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the LMFSF’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to each Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statements of Assets and Liabilities:

The following is a summary of the location of derivative investments on LMFSF’s and LAGF’s Consolidated Statements of Assets and Liabilities as of November 30, 2021:

LMFSF

	Asset Derivatives		Liability Derivatives
Contract Type/
	Consolidated Statements of Assets and		Consolidated Statements of Assets and
Primary Risk Exposure	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Equity Contracts:	Net Unrealized Appreciation on open futures contracts	$81,344	Net Unrealized Depreciation on open futures contracts	$(383,659)

Commodity contracts:	Net Unrealized Appreciation on open future contracts	102,988	Net Unrealized Depreciation on open futures contracts	(387,699)

Interest rate contracts:	Net Unrealized Appreciation from open future contracts	46,201	Net Unrealized Depreciation from open futures contracts	(111,894)

Foreign exchange contracts:	Net Unrealized Appreciation on forward foreign currency exchange contracts	489,402	Net Unrealized Depreciation on forward foreign currency exchange contracts	(561,159)

		$719,935		$(1,444,411)

LAGF

	Asset Derivatives		Liability Derivatives
Contract Type/
	Statements of Assets and Liabilities		Statements of Assets and Liabilities
Primary Risk Exposure	Location	Fair Value	Location	Fair Value
Equity Swap Contracts:	Net Unrealized Appreciation on swap contract	$10,726,389	Net Unrealized Depreciation on swap contract	$—

		$10,726,389		$—

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

Impact of Derivatives on the Consolidated Statements of Operations:

The following is a summary of the location of derivative investments on each Fund’s Statements of Operations for the six months ended November 30, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from forward foreign currency exchange transactions
Net realized gain (loss) from futures contracts
Net realized gain (loss) from swap contracts
Net change in unrealized appreciation/depreciation from forward foreign currency exchange transactions
Net change in unrealized appreciation/depreciation from futures contracts
Net change in unrealized appreciation/depreciation from swap contracts

The following is a summary of each Fund’s realized gain (loss) and net change in unrealized appreciation/(depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for each Fund for the six months ended November 30, 2021:

LMFSF

Realized gain/(loss) on derivatives recognized in the Consolidated Statements of Operations
					Total for the Six Months
					Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2021
Futures Contracts	$1,778,102	$—	$649,476	$(1,231,084)	$1,196,494
Forward Foreign Currency Exchange Contracts	—	(720,649)	—	—	(720,649)
Total	$1,778,102	$(720,649)	$649,476	$(1,231,084)	$475,845

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statements of Operations
					Total for the Six Months
					Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2021
Futures Contracts	$(1,019,262)	$—	$(623,242)	$(38,504)	$(1,681,008)
Forward Foreign Currency Exchange Contracts	—	(647,786)	—	—	(647,786)
Total	$(1,019,262)	$(647,786)	$(623,242)	$(38,504)	$(2,328,794)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

LAGF

Realized gain/(loss) on derivatives recognized in the Statements of Operations
					Total for the Six Months
					Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2021
Swap Contracts	$—	$—	$371,959	$—	$371,959
Total	$—	$—	$371,959	$—	$371,959

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
					Total for the Six Months
					Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2021
Swap Contracts	$—	$—	$2,105,871	$—	$2,105,871
Total	$—	$—	$2,105,871	$—	$2,105,871

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2019 to May 31, 2021 or expected to be taken in the Funds’ May 31, 2022 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, for both LMFSF and LAGF. All investments held by the Fund throughout the six months ended November 30, 2021 had maturities or settlement dates of less than one year from the time they were acquired and are considered short term investments.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (the “Funds’ Manager”) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to the Advisory Agreement, LMFSF pays the Adviser a unitary management fee (the Investment Advisory fee) for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets up to $250 million, 2.75% on assets between $250 million and $450 million and 1.99% on assets greater than $450 million. Pursuant to the Advisory Agreement, LAGF pays the Adviser a unitary management fee for the services and facilities it provides at the annual rate of 1.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the six months ended November 30, 2021, LMFSF incurred $593,774 in advisory fees and LAGF incurred $862,196 in advisory fees.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for the Fund.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended November 30, 2021, LMFSF paid $1,056 in 12b-1 fees and LAGF paid $2,230 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. On the sales of LMFSF Class A shares, for the six months ended November 30, 2021, the Distributor received no underwriting commissions, as such, nothing was retained by the principal underwriter or other affiliated broker-dealers. On the sales of LAGF Class A shares, for the six months ended November 30, 2021, the Distributor received $11,219 in underwriting commissions, of which $1,295 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to each Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of each Fund creates presumption of the control of the Funds, under section 2(a)9 of the Act. As of November 30, 2021, Charles Schwab & Co. held 37.5% and 39.7% of the voting securities of LMFSF and LAGF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the years ended May 31, 2021 and May 31, 2020 was as follows:

For the period ended May 31, 2021:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Longboard Managed Futures Strategy Fund	$1,313,366	$—	$—	$1,313,366
Longboard Alternative Growth Fund	—	—	—	—

For the period ended May 31, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Longboard Managed Futures Strategy Fund	$—	$—	$—	$—
Longboard Alternative Growth Fund	—	—	—	—

As of May 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Longboard Managed Futures Strategy Fund	$1,384,068	$—	$—	$(34,159,582)	$(22,939,548)	1,377,219	$(54,337,843)
Longboard Alternative Growth Fund	—	—	(495,032)	(7,851,236)	—	8,621,138	274,870

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to mark-to-market on open 1256 futures contracts and foreign currency contracts, and tax adjustments for a wholly owned subsidiary. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $56,169 for LMFSF.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Late Year
Portfolio	Losses
Longboard Managed Futures Strategy Fund	$—
Longboard Alternative Growth Fund	495,032

At May 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Longboard Managed Futures Strategy Fund	$27,649,387	$6,510,195	$34,159,582	$1,685,736
Longboard Alternative Growth Fund	1,953,054	5,898,182	7,851,236	1,652,926

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and reclass of distributions resulted in reclassification for the tax year ended May 31, 2021 for the Funds as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Longboard Managed Futures Strategy Fund	$—	$—
Longboard Alternative Growth Fund	(338,992)	338,992

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS(Unaudited)(Continued)
November 30, 2021

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Longboard Managed Futures Strategy Fund	$18,218,822	$499,833	$(1,444,411)	$(944,578)
Longboard Alternative Growth Fund	$14,998,958	$10,726,540	$—	$10,726,540

8.	NEW ACCOUNTING PRONOUNCEMENT

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Longboard Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2021

As a shareholder of the Longboard Funds, you incur the ongoing costs of Investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2021 through November 30, 2021.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid During	Expense Ratio During
	Account Value	Value	Period *	Period **
Actual	6/1/21	11/30/21	6/1/21-11/30/21	6/1/21-11/30/21
Longboard Managed Futures Strategy Fund - Class A	$1,000.00	$942.60	$15.78	3.24%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	943.70	14.57	2.99%
Longboard Alternative Growth Fund - Class A	1,000.00	1,022.20	11.36	2.24%
Longboard Alternative Growth Fund - Class I	1,000.00	1,023.50	10.09	1.99%

Hypothetical (5% return before Expenses)
Longboard Managed Futures Strategy Fund - Class A	$1,000.00	$1,008.82	$16.32	3.24%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	1,010.08	15.07	2.99%
Longboard Alternative Growth Fund - Class A	1,000.00	1,013.84	11.31	2.24%
Longboard Alternative Growth Fund - Class I	1,000.00	1,015.09	10.05	1.99%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

The Longboard Funds
Additional Information (Unaudited)
November 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended November 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) each Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) each Fund’s liquidity risk management program has been effectively implemented.

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2021

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 27, 2021, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Longboard Managed Futures Strategy Fund (“Longboard Managed Futures”), the Longboard Alternative Growth Fund (“Longboard Alternative Growth”, together with Longboard Managed Futures, the “Longboard Funds”) and Longboard Asset Management, LP (“Longboard”), (the “Longboard Advisory Agreement”).

Based on their evaluation of the information provided by Longboard, in conjunction with the Longboard Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Longboard Advisory Agreement with respect to the Longboard Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Longboard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Longboard Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Longboard Advisory Agreement and comparative information relating to the advisory fee and other expenses of each Longboard Fund. The materials also included due diligence materials relating to Longboard (including due diligence questionnaires completed by Longboard, select financial information of Longboard, bibliographic information regarding Longboard’s key management and investment advisory personnel, and comparative fee information relating to each Longboard Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Longboard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement. In considering the renewal of the Longboard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services – The Board reviewed materials provided by Longboard related to the proposed renewal of the Longboard Advisory Agreement, including Longboard’s ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Longboard, including the individuals that primarily monitor and execute the investment process. The Board noted the efforts made by Longboard to expand its sales team in an effort to aggressively market the Funds and the hiring or rehiring of certain operations and information technology personnel. The Board discussed the extent of Longboard’s research capabilities, the quality of its compliance infrastructure and the experience of its Fund management personnel. Additionally, the Board received satisfactory responses from representatives of Longboard with respect to a series of important questions, including: whether Longboard was involved in any lawsuits or pending regulatory actions; whether Longboard’s management of other accounts would conflict with its management of each Longboard Fund; and whether Longboard has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided by Longboard of its practices for monitoring compliance with each of the Longboard Funds investment limitations, noting that Longboard’s CCO would continually review the portfolio managers’ performance of their duties to ensure compliance under Longboard’s and the Longboard Funds compliance programs. The Board also discussed Longboard’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Longboard’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Longboard’s

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2021

representation that the prospectus and statement of additional information for each of the Longboard Funds accurately describe the investment strategies of each of the Longboard Funds. The Board then reviewed the capitalization of Longboard based on representations made by Longboard and concluded that Longboard was sufficiently well-capitalized, or that its control persons had the ability to make additional contributions in order to meet its obligations to the Longboard Funds. The Board concluded that Longboard had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Longboard Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Longboard to each of the Longboard Funds were satisfactory.

Performance – The Board discussed the reports prepared by Broadridge and reviewed the performance of Longboard Managed Futures as compared to its peer group, Morningstar category and benchmark for the one year, three-year, five-year and since inception periods ended June 30, 2021. The Board noted that Longboard Managed Futures outperformed its benchmark and peer group median, and was slightly below its Morningstar category median for the one year and since inception periods but underperformed its peer group median, Morningstar category median and benchmark for the three and five-year periods. The Board noted that Longboard did not intend to make adjustments to the strategy or investment process and that the Adviser had stated that it will continue to adhere to its trend following model. After further discussion, the Board concluded that overall, Longboard Managed Futures past performance was satisfactory and in-line with its investment objective.

The Board also discussed the reports prepared by Broadridge and reviewed the performance of Longboard Alternative Growth as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended June 30, 2021, noting that Longboard Alternative Growth outperformed its benchmark, its peer group median and Morningstar category median for each period. The Board recapped earlier discussions with Longboard noting that Longboard Alternative Growth was taking on a higher amount of risk than its peers in exchange for a greater return. The Board further noted that Longboard did not intend to make adjustments to the strategy or investment process. After further discussion, the Board concluded that overall, the Longboard Alternative Growth’s past performance was satisfactory and in-line with its investment objective.

Fees and Expenses – As to the costs of the services to be provided by Longboard, the Board reviewed and discussed each of the Longboard Funds’ unitary fee and overall expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements for each of the Longboard Funds, noting that Longboard pays substantially all expenses of each of the Longboard Funds, including transfer agency, custody, fund administration, legal, audit and other services, but not interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of each of the Longboard Funds’ business. The Board also noted that the Longboard Advisory Agreement provides for a breakpoint for the Longboard Managed Futures Fund unitary fee so that the fee decreases from 2.99% to 2.75% on assets between $250 million and $450 million and 1.99% on assets greater than $ 450 million. With respect to the Longboard Alternative Growth, the Board noted the unitary fee of 1.99% of Fund assets. Because of the unitary fee structure of each of the Longboard Funds, the Board noted the difficulty when looking for comparable funds. In addition to the Board’s evaluation of the advisory fee, the Board also looked at the all in cost of managing the investment strategy for each of the Longboard Funds and found that total operating expenses, exclusive of certain fees, were capped at 2.99% for the Longboard Managed Futures and 1.99% for the Longboard Alternative Growth as compared to many of their peers which carried significantly higher total operating expenses. The Board concluded that based on Longboard’s experience and expertise as well as the services provided to each of the Longboard Funds, the unitary advisory fees charged by Longboard were not unreasonable.

Profitability – The Board also considered the level of profits that could be expected to accrue to Longboard with respect to each of the Longboard Funds based on profitability reports and analyses reviewed by the Board and the selected financial information provided by Longboard. After review and discussion, the Board concluded that based on the services provided or paid for by Longboard, the current assets of each Fund and the built- in breakpoints, the profits from Longboard’s relationship with the each of the Longboard Funds were not excessive.

The Longboard Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2021

Economies of Scale – As to the extent to which each of the Longboard Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the Longboard Managed Futures. The Board noted that shareholders would get the benefit of a tiered breakpoint schedule once assets reached the thresholds. The Board also discussed the current size of the Longboard Alternative Growth, along with Longboard’s expectations for growth, and concluded that any further material economies of scale would not be achieved in the near term.

Conclusion – The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Longboard as the Trustees believed to be reasonably necessary to evaluate the terms of the Longboard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Longboard Advisory Agreement, (a) the terms of the Longboard Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Longboard Advisory Agreement is in the best interests of each Longboard Fund and its shareholders. In considering the renewal of the Longboard Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the renewal of the Longboard Advisory Agreement was in the best interest of each Longboard Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855 -294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Longboard Asset Management, LP
P.O. BOX 97730
Phoenix, AZ 85060-7730

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

LBFS-SAR21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/22

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/7/22